Operations of the Bank - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Misiones Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	$ 67,764,686	$ 127,803,763
Deposits liability related to court deposits	21,018,215	16,328,811
Salta Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	99,719,445	75,824,758
Deposits liability related to court deposits	15,990,853	21,124,581
Salta Provincial Government Municipality Of Salta City [Member]
Discription Of Business And Nature Of Operation [line items]
Bank granted loans to government	7,572	6,545
Jujuy Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	90,296,145	66,339,123
Deposits liability related to court deposits	19,978,211	16,181,173
Bank granted loans to government	38,373	6,003
Banco del Tucuman SA [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	154,647,491	431,923,584
Deposits liability related to court deposits	65,540,250	55,528,601
Tucumn Provincial Government The Municipality of San Miguel De Tucumn And The Municipality of Yerba Buena [Member]
Discription Of Business And Nature Of Operation [line items]
Bank granted loans to government	$ 80,967,210	$ 77,241